BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

COMMON STOCKS - 92.0%	Shares	Value
Consumer Discretionary - 2.5%
Automotive - 2.5%
Cie Generale des Etablissements Michelin	27,000	$ 770,323
Stellantis N.V.	42,500	650,250
		1,420,573
Consumer Staples - 21.2%
Beverages - 7.4%
Coca-Cola Company (The)	20,465	1,220,942
Coca-Cola European Partners plc	28,730	1,792,464
Diageo plc - ADR	6,996	1,175,468
		4,188,874
Food - 5.1%
Danone S.A. - ADR	31,000	368,280
Danone S.A.	22,500	1,331,525
Kraft Heinz Company (The)	30,200	1,154,244
		2,854,049
Retail - Consumer Staples - 8.7%
Albertsons Companies, Inc. - Class A	48,000	977,280
Koninklijke Ahold Delhaize N.V.	55,400	1,756,012
Target Corporation	3,400	445,162
Walmart, Inc.	11,850	1,740,410
		4,918,864
Energy - 6.8%
Oil & Gas Producers - 5.5%
BP plc	267,000	1,499,697
Shell plc - ADR	7,700	431,200
Targa Resources Corporation	16,560	1,126,908
		3,057,805
Oil & Gas Services & Equipment - 1.3%
Schlumberger Ltd.	17,250	738,818

Financials - 14.5%
Banking - 7.8%
BNP Paribas S.A.	25,600	1,488,088
DBS Group Holdings Ltd. - ADR	7,800	707,304
JPMorgan Chase & Company	8,143	1,105,086

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.0% (Continued)	Shares	Value
Financials - 14.5% (Continued)
Banking - 7.8% (Continued)
National Bank of Canada	15,400	$ 1,103,962
		4,404,440
Institutional Financial Services - 3.8%
CME Group, Inc.	6,300	1,126,125
Morgan Stanley	12,100	989,296
		2,115,421
Insurance - 1.6%
Allianz SE - ADR	14,000	299,320
Allianz SE	2,900	620,926
		920,246
Specialty Finance - 1.3%
American Express Company	4,715	747,610

Health Care - 14.9%
Biotech & Pharma - 12.9%
AstraZeneca plc - ADR	26,300	1,922,004
Johnson & Johnson	5,362	831,432
Merck & Company, Inc.	15,800	1,744,478
Novo Nordisk A/S - ADR	5,900	946,714
Sanofi - ADR	36,000	1,836,720
		7,281,348
Medical Equipment & Devices - 2.0%
Medtronic plc	13,500	1,117,260

Industrials - 6.4%
Aerospace & Defense - 2.9%
Raytheon Technologies Corporation	17,795	1,639,631

Transportation & Logistics - 3.5%
Canadian National Railway Company	9,800	1,104,754
Deutsche Post AG	19,400	874,672
		1,979,426

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.0% (Continued)	Shares	Value
Materials - 4.3%
Chemicals - 2.7%
Air Liquide S.A.	9,268	$ 1,552,615

Forestry, Paper & Wood Products - 1.6%
UPM-Kymmene Oyj - ADR	15,000	450,750
UPM-Kymmene Oyj	14,200	426,806
		877,556
Real Estate - 1.5%
REITs - 1.5%
Prologis, Inc.	6,700	834,485

Technology - 17.6%
Semiconductors - 10.8%
BE Semiconductor Industries N.V.	10,260	1,134,261
Broadcom, Inc.	3,125	2,524,875
QUALCOMM, Inc.	13,284	1,506,539
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	9,000	887,310
		6,052,985
Software - 4.6%
Microsoft Corporation	7,920	2,600,849

Technology Services - 2.2%
RELX plc - ADR	40,000	1,252,000

Utilities - 2.3%
Electric Utilities - 2.3%
NextEra Energy, Inc.	17,400	1,278,204

Total Common Stocks (Cost $41,265,887)		$ 51,833,059

BLUE CURRENT GLOBAL DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.0%	Shares	Value
First American Government Obligations Fund - Class Z, 4.93% (a) (Cost $2,255,930)	2,255,930	$ 2,255,930

Investments at Value - 96.0% (Cost $43,521,817)		$ 54,088,989

Other Assets in Excess of Liabilities - 4.0%		2,253,376

Net Assets - 100.0%		$ 56,342,365

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

(a)	The rate shown is the 7-day effective yield as of May 31, 2023.

BLUE CURRENT GLOBAL DIVIDEND FUND
SUMMARY OF COMMON STOCKS & ETFs BY COUNTRY
May 31, 2023 (Unaudited)

Country	Value	% of Net Assets
United States	$ 24,332,374	43 .2%
United Kingdom	8,072,833	14 .3%
France	7,347,551	13 .0%
Netherlands	3,540,523	6 .3%
Canada	2,208,716	3 .9%
Germany	1,794,918	3 .2%
Ireland	1,117,260	2 .0%
Denmark	946,714	1 .7%
Taiwan Province of China	887,310	1 .6%
Finland	877,556	1 .6%
Singapore	707,304	1 .2%
	$ 51,833,059	92 .0%